ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ 89,719
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	89,719
Impairment loss	$ 1,171,494	$ 0	$ 0